Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 363,568	$ 310,332
Less: Accumulated depreciation	(140,402)	(103,033)
Subtotal	223,166	207,299
Construction in progress	41,215	38,395
Property, plant and equipment, net	264,381	245,694
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	73,261	71,953
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,655	2,684
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	215,450	178,411
Building improvement
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 72,202	$ 57,284